Customers' refundable fees	6 Months Ended
Jun. 30, 2023
Customers' refundable fees
Customers' refundable fees

14.Customers’ refundable fees

	As of
	December 31,	As of June 30,
	2022	2023
	RMB	RMB
Balance at the beginning of the year/period	30,997	30,747
Cash received from customers	42,298	5,467
Cash refunded to customers	(46,554)	(6,235)
Revenue recognized	4,006	1,538
Balance at the end of the year/period	30,747	31,517

Customers’ refundable fees represent the commission income received in advance (see note 2(v)).